History And Reorganization of The Group - Summary of The Major Consolidated Structured Entities Other Than Consolidated Affiliated Entities Of The Group (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	¥ 6,120,000
Paid-in capital of structure entities	37,213,636	[1]
Trust A [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Paid-in capital of structure entities	12,388,604	[1]
Trust B [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Paid-in capital of structure entities	4,337,632	[1]
Trust C [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	4,080,000
Paid-in capital of structure entities	4,080,000	[1]
Trust D [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Paid-in capital of structure entities	3,877,281	[1]
Trust E [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Paid-in capital of structure entities	2,923,086	[1]
Trust F [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Paid-in capital of structure entities	2,083,265	[1]
Trust G [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Paid-in capital of structure entities	2,079,247	[1]
Trust H [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,040,000
Paid-in capital of structure entities	2,040,000	[1]
Trust I [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Paid-in capital of structure entities	1,754,673	[1]
Trust J [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group
Paid-in capital of structure entities	¥ 1,649,848	[1]

[1]	The remaining paid in capital is the amount not yet paid to the investors.